Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 29,158,227	$ 23,584,335
Trade receivables, net	4,491,624	5,679,574
Related parties’ receivables	120,202	108,183
Recoverable taxes	758,868	858,924
Other receivables	330,291	469,155
Prepaid expenses	444,156	831,688
Inventory	11,164,370	10,203,810
Total current assets	46,467,738	41,735,669
Non-current related parties’ receivables	648,281	648,281
Non-current loans to related parties	1,260,290	1,169,930
Non-current inventory, net	1,688,890	1,519,929
Property, plant and equipment, net	19,630,424	17,953,857
Investments in financial instruments	1,340,173	1,461,865
Intangible assets and other non-current assets, net	2,262,605	2,298,081
Total of active not circulating	26,830,663	25,051,943
Total assets	73,298,401	66,787,612
Current liabilities:
Short-term debt	6,194	5,102
Accounts payable trade	4,166,934	7,443,227
Related parties payable	3,440,331	2,755,255
Other accounts payable and accrued liabilities	434,377	438,664
Payable tax	1,415,389	1,578,000
Income tax	736,699	750,639
Total current liabilities	10,199,924	12,970,887
Non-current liabilities:
Employee benefits	177,000	185,174
Deferred income tax	3,668,882	3,823,686
Other liabilities	10,583	2,400
Total Non-current liabilities	3,856,465	4,011,260
Total liabilities	14,056,389	16,982,147
Contingencies and Commitments
Stockholders’ equity:
Capital stock	2,832,268	2,832,268
Additional paid-in capital	4,575,233	4,575,233
Retained earnings	52,872,673	42,384,854
Reserve for repurchase and recoloration of shares	2,518,184	2,644,680
Accumulated Other comprehensive income (loss), net	(3,584,570)	(2,656,411)
Total controlling interest	59,213,788	49,780,624
Non-controlling interest	28,224	24,841
Total stockholders’ equity	59,242,012	49,805,465
Total liabilities and stockholders’ equity	$ 73,298,401	$ 66,787,612